Income tax - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Income tax
Current tax expense	$ 11,573	¥ 72,591	¥ 58,767	¥ 51,060
Deferred tax expense	(1,584)	(9,935)	(21,145)	(1,060)
Total income tax expense	$ 9,989	¥ 62,656	¥ 37,622	¥ 50,000